Schedule of Expense of Development Costs (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Research and Development [Abstract]
Opening total software development costs	$ 21,621,743	$ 17,628,758	$ 19,500,575	$ 16,055,557
Software development during the period	1,227,647	810,933	3,348,815	2,384,134
Closing total Software development costs	$ 22,849,390	$ 18,439,691	$ 22,849,390	$ 18,439,691